Operating lease liabilities (Lease Term and Discount Rate) (Details)	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term:
- Operating leases	3 years 7 months 28 days	3 years 11 months 23 days
Weighted-average discount rate
- Operating leases	6.72%	7.97%